Taxation	12 Months Ended
Feb. 28, 2023
Taxation [Abstract]
TAXATION

24. TAXATION

		Year ended February 28
Figures in Rand thousands	Note	2023	2022	2021

Major components of the tax expense:
Current tax
Current year		250,606	208,141	160,751
Prior year		(4,671)	8,573	5,725
Other – Securities Transfer tax		–	–	200
		245,935	216,714	166,676

Deferred tax
Current year		15,972	(16,370)	36,184
Prior year		1,257	(3,394)	(19,188)
	9	17,229	(19,764)	16,996

Withholding tax		22,134	8,526	14,956

Total tax expense		285,298	205,476	198,628

Reconciliation between accounting profit and tax expense:
Profit before taxation		894,104	682,083	696,048
Tax at the applicable tax rate of 17% [1] (2022: 17%[1], 2021: 17%1)		151,998	115,954	118,328
Effect of different tax rates in foreign jurisdictions		91,841	66,257	71,122

Taxation effect of adjustments on taxable income:
Utilization of previously unrecognized tax losses		(2,239)	(982)	(1,332)
Tax incentive		(5,975)	(2,709)	(5,827)
Income not subject to tax		(4,184)	(270)	(219)
Non-deductible expenses		20,789	12,556	12,072
Recognition of previously unrecognized tax losses		(1,794)	(2,060)	–
Current year losses for which no deferred tax asset is recognized		14,085	1,040	2,791
Withholding tax		22,134	8,526	14,956
Securities transfer tax		–	–	200
Prior year tax under/(over) provision		(3,414)	5,179	(13,463)
Tax effect of deferred tax on decrease in tax rate		(594)	–	–
Others		2,651	1,985	–
Total tax expense		285,298	205,476	198,628

[1]	This is the corporate tax rate in Singapore.